SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of selling, general and administrative expenses) (Details) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 02, 2024	Jan. 20, 2021	Mar. 31, 2024	Jan. 31, 2024
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 108,876	$ 68,195	$ 110,240	$ 892,733
Depreciation and amortization			207,225	1,408,976
License fees, taxes and insurance			241,436	1,603,921
Office facilities and administrative			79,579	384,583
Operating lease costs			106,283	633,840
Other expenses			45,664	907,918
Professional fees and consulting			65,173	522,900
Salaries and wages			594,570	3,156,441
Sales, marketing, and promotion			21,581	75,561
Share-based compensation			0	22,128
Shareholder communications			2,465	16,523
Travel and entertainment			12,178	52,214
Selling, general and administrative expenses			$ 1,486,394	$ 9,677,738